Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.61%	3.03%
Cash balance interest crediting rate	4.00%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (4,747)	$ (5,030)
Service cost	0	0	$ 0
Interest cost	(140)	(137)	(156)
Actuarial gain	1,105	164
Benefits paid	255	256
Benefit obligation at end of period	(3,527)	(4,747)	(5,030)
Change in fair value of plan assets
Fair value at beginning of period	6,129	6,132
Actual return on plan assets	(1,082)	238
Employer contributions	14	15
Benefit payments	(255)	(256)
Fair value at end of period	4,806	6,129	6,132
Funded status at end of period	1,279	1,382
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	1,645	1,425
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,645	$ 1,425
Pension Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.62%	2.11%
Rate of compensation increase	3.72%	3.43%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (1,456)	$ (1,614)
Service cost	(11)	(14)	(12)
Interest cost	(28)	(25)	(27)
Actuarial gain	554	112
Benefits paid	30	50
Foreign exchange adjustment	143	35
Benefit obligation at end of period	(768)	(1,456)	(1,614)
Change in fair value of plan assets
Fair value at beginning of period	1,807	1,786
Actual return on plan assets	(631)	89
Employer contributions	10	12
Benefit payments	(30)	(50)
Foreign exchange adjustments	(181)	(30)
Fair value at end of period	975	1,807	1,786
Funded status at end of period	207	351
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	109	3
Prior service cost (credit)	4	1
Total (before tax effects)	$ 113	$ 4
Healthcare Benefits | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.61%	3.03%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (134)	$ (156)
Service cost	(1)	(1)	(1)
Interest cost	(4)	(4)	(5)
Actuarial gain	35	17
Benefits paid	9	10
Benefit obligation at end of period	(95)	(134)	(156)
Change in fair value of plan assets
Fair value at beginning of period	144	127
Actual return on plan assets	(28)	17
Employer contributions	9	10
Benefit payments	(9)	(10)
Fair value at end of period	116	144	127
Funded status at end of period	21	10
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	41	44
Prior service cost (credit)	(13)	(20)
Total (before tax effects)	$ 28	$ 24
Healthcare Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	2.15%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (3)	$ (4)
Service cost	0	0	0
Interest cost	0	0	0
Actuarial gain	1	0
Benefits paid	0	0
Foreign exchange adjustment	0	1
Benefit obligation at end of period	(2)	(3)	(4)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(2)	(3)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	(2)	(1)
Prior service cost (credit)	0	0
Total (before tax effects)	$ (2)	$ (1)